UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® INTERMARKET INCOME TRUST I

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 108.2%
Aerospace - 0.9%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$75,000	$78,188
Bombardier, Inc., 6.125%, 1/15/23 (n)	105,000	100,538
Bombardier, Inc., 7.5%, 3/15/25 (z)	75,000	75,000
CPI International, Inc., 8.75%, 2/15/18	145,000	147,175
Gencorp, Inc., 7.125%, 3/15/21	115,000	121,613
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	240,000	258,636
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	50,000	44,500
TransDigm, Inc., 6%, 7/15/22	25,000	25,313
TransDigm, Inc., 6.5%, 7/15/24	65,000	66,463

		$917,426
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	$120,000	$127,800
PVH Corp., 4.5%, 12/15/22	90,000	91,575

		$219,375
Asset-Backed & Securitized - 2.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$260,000	$274,116
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.894%, 9/15/39	159,003	170,053
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	179,016	193,732
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	286,604	286,603
Equity One ABS, Inc., FRN, 4.205%, 4/25/34	29,129	29,245
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (z)	230,000	229,986
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 9/25/34	97,487	99,819
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	300,000	296,250
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.783%, 6/15/49	396,688	416,497
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49	400,000	418,838
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	177,795	177,076

		$2,592,215
Automotive - 3.2%
Accuride Corp., 9.5%, 8/01/18	$165,000	$170,775
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	295,000	307,906
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	521,000	526,102
Ford Motor Credit Co. LLC, FRN, 0.755%, 9/08/17	450,000	446,216
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	200,000	200,223
General Motors Financial Co., Inc., 2.625%, 7/10/17	496,000	502,293
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	170,000	182,750
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	44,204
Hyundai Capital America, 1.875%, 8/09/16 (n)	230,000	232,476
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	150,000	165,938
Lear Corp., 4.75%, 1/15/23	95,000	96,188
Lear Corp., 5.25%, 1/15/25	80,000	81,400
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	212,000

		$3,168,471
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/20	$400,000	$459,610

Broadcasting - 1.6%
AMC Networks, Inc., 7.75%, 7/15/21	$114,000	$125,115
Clear Channel Communications, Inc., 9%, 3/01/21	123,000	118,695
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	26,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	$90,000	$94,950
Discovery Communications Co., 3.45%, 3/15/25	316,000	315,685
Liberty Media Corp., 8.5%, 7/15/29	105,000	116,550
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,850
Netflix, Inc., 5.375%, 2/01/21	75,000	77,063
Netflix, Inc., 5.875%, 2/15/25 (n)	40,000	41,350
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	115,000	121,900
Scripps Networks Interactive, 2.75%, 11/15/19	72,000	73,174
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	160,000	160,062
Univision Communications, Inc., 7.875%, 11/01/20 (n)	170,000	182,538
Univision Communications, Inc., 5.125%, 2/15/25 (n)	45,000	45,563

		$1,537,683
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 6.375%, 11/15/19	$195,000	$209,381

Building - 2.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$170,000	$178,500
Associated Materials LLC, 9.125%, 11/01/17	20,000	17,800
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	95,000	97,850
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	70,000	75,250
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	200,000	196,100
CRH PLC, 8.125%, 7/15/18	210,000	251,171
Gibraltar Industries, Inc., 6.25%, 2/01/21	75,000	76,500
HD Supply, Inc., 7.5%, 7/15/20	130,000	139,100
Headwaters, Inc., 7.25%, 1/15/19	55,000	57,613
Headwaters, Inc., 7.625%, 4/01/19	40,000	41,550
Martin Marietta Materials, Inc., 4.25%, 7/02/24	325,000	339,907
Martin Marietta Materials, Inc., FRN, 1.356%, 6/30/17	390,000	387,955
Nortek, Inc., 8.5%, 4/15/21	135,000	145,125
Owens Corning, Inc., 4.2%, 12/15/22	166,000	174,287
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	109,000	108,183

		$2,286,891
Business Services - 0.6%
Equinix, Inc., 4.875%, 4/01/20	$100,000	$104,000
Equinix, Inc., 5.375%, 1/01/22	30,000	31,275
Equinix, Inc., 5.375%, 4/01/23	55,000	57,509
Iron Mountain, Inc., 8.375%, 8/15/21	13,000	13,559
Iron Mountain, Inc., REIT, 6%, 8/15/23	35,000	36,750
NeuStar, Inc., 4.5%, 1/15/23	135,000	118,800
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	209,000	215,677

		$577,570
Cable TV - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	$210,000	$220,238
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	40,000	42,800
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	195,000	205,238
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	105,000	108,281
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	120,000	127,200
Cox Communications, Inc., 3.25%, 12/15/22 (n)	413,000	416,907
DISH DBS Corp., 7.875%, 9/01/19	40,000	45,150
DISH DBS Corp., 6.75%, 6/01/21	55,000	58,644
DISH DBS Corp., 5%, 3/15/23	130,000	125,125
DISH DBS Corp., 5.875%, 11/15/24	35,000	34,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		$110,000	$107,525
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		165,000	156,131
Intelsat Luxembourg S.A., 8.125%, 6/01/23		100,000	93,000
LGE Holdco VI B.V., 7.125%, 5/15/24 (z)	EUR	100,000	128,551
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		$247,000	247,721
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		30,000	29,850
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,538
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		65,000	63,700
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		65,000	69,063
Time Warner Cable, Inc., 8.25%, 4/01/19		110,000	134,359
Time Warner Cable, Inc., 4%, 9/01/21		170,000	180,169
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		150,000	156,938

			$2,761,953
Chemicals - 1.6%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$128,000	$139,200
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		50,000	50,500
Dow Chemical Co., 8.55%, 5/15/19		390,000	487,154
Hexion U.S. Finance Corp., 6.625%, 4/15/20		60,000	57,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		125,000	105,313
Huntsman International LLC, 8.625%, 3/15/21		115,000	123,817
INEOS Finance PLC, 8.375%, 2/15/19 (n)		200,000	213,300
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		26,000	26,593
PSPC Escrow Corp., 6.5%, 2/01/22		60,000	63,225
Tronox Finance LLC, 6.375%, 8/15/20		175,000	174,344
W.R. Grace & Co., 5.125%, 10/01/21 (n)		80,000	82,800

			$1,523,546
Computer Software - 0.5%
Oracle Corp., 5.375%, 7/15/40		$244,000	$301,258
Syniverse Holdings, Inc., 9.125%, 1/15/19		43,000	44,720
VeriSign, Inc., 4.625%, 5/01/23		125,000	125,000

			$470,978
Computer Software - Systems - 0.3%
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		$35,000	$36,687
CDW LLC/CDW Finance Corp., 6%, 8/15/22		60,000	64,050
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		55,000	57,200
Seagate HDD Cayman, 3.75%, 11/15/18		165,000	168,581

			$326,518
Conglomerates - 0.9%
Amsted Industries Co., 5%, 3/15/22 (n)		$180,000	$180,000
BC Mountain LLC, 7%, 2/01/21 (n)		95,000	88,350
EnPro Industries, Inc., 5.875%, 9/15/22 (n)		90,000	92,700
Entegris, Inc., 6%, 4/01/22 (n)		145,000	150,800
Renaissance Acquisition, 6.875%, 8/15/21 (n)		155,000	150,350
Rexel S.A., 6.125%, 12/15/19 (n)		200,000	210,000

			$872,200
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$75,000	$55,500

Consumer Products - 1.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$61,000	$54,900
Newell Rubbermaid, Inc., 2.875%, 12/01/19		380,000	385,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Prestige Brands, Inc., 8.125%, 2/01/20	$40,000	$43,200
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	110,000	111,513
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	346,000	366,434
Spectrum Brands, Inc., 6.375%, 11/15/20	120,000	129,300
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	15,000	16,125

		$1,106,612
Consumer Services - 1.0%
ADT Corp., 6.25%, 10/15/21	$120,000	$129,900
ADT Corp., 4.125%, 6/15/23	45,000	42,863
Experian Finance PLC, 2.375%, 6/15/17 (n)	297,000	298,559
Garda World Security Corp., 7.25%, 11/15/21 (n)	30,000	29,325
Garda World Security Corp., 7.25%, 11/15/21 (n)	80,000	78,200
Monitronics International, Inc., 9.125%, 4/01/20	120,000	117,750
Multi-Color Corp., 6.125%, 12/01/22 (n)	50,000	51,875
Service Corp. International, 7%, 6/15/17	160,000	174,400
Service Corp. International, 5.375%, 5/15/24	55,000	58,163

		$981,035
Containers - 1.4%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$213,500
Ball Corp., 5%, 3/15/22	85,000	88,825
Berry Plastics Group, Inc., 9.75%, 1/15/21	25,000	27,844
Berry Plastics Group, Inc., 5.5%, 5/15/22	145,000	151,525
Crown American LLC, 4.5%, 1/15/23	182,000	186,095
Owens-Brockway Glass Container, Inc., 5%, 1/15/22 (n)	35,000	36,313
Reynolds Group, 7.125%, 4/15/19	200,000	207,625
Reynolds Group, 5.75%, 10/15/20	55,000	57,131
Reynolds Group, 8.25%, 2/15/21	200,000	210,500
Sealed Air Corp., 4.875%, 12/01/22 (n)	95,000	97,850
Sealed Air Corp., 5.125%, 12/01/24 (n)	15,000	15,675
Signode Industrial Group, 6.375%, 5/01/22 (n)	120,000	118,200

		$1,411,083
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$300,000	$347,154
Ducommun, Inc., 9.75%, 7/15/18	170,000	181,900

		$529,054
Electrical Equipment - 0.2%
Arrow Electronics, Inc., 3%, 3/01/18	$105,000	$107,564
Avaya, Inc., 10.5%, 3/01/21 (n)	55,000	47,988

		$155,552
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$130,000	$129,025
Advanced Micro Devices, Inc., 7.5%, 8/15/22	40,000	39,500
Advanced Micro Devices, Inc., 7%, 7/01/24	30,000	27,300
Micron Technology, Inc., 5.875%, 2/15/22	90,000	94,725
Micron Technology, Inc., 5.5%, 2/01/25 (n)	75,000	76,875
NXP B.V., 5.75%, 3/15/23 (n)	200,000	214,000
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	260,000	270,400
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	50,000	53,625
Tyco Electronics Group S.A., 3.5%, 2/03/22	126,000	130,690

		$1,036,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 1.7%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$202,000	$221,190
Ecopetrol S.A., 5.875%, 5/28/45	9,000	8,639
Korea Gas Corp., 2.25%, 7/25/17 (n)	370,000	374,197
NOVA Chemicals Corp., 5%, 5/01/25 (n)	46,000	48,588
Petroleos Mexicanos, 5.5%, 1/21/21	178,000	195,355
Petroleos Mexicanos, 4.875%, 1/24/22	110,000	116,875
Petroleos Mexicanos, 4.875%, 1/18/24	15,000	15,953
Petroleos Mexicanos, 6.5%, 6/02/41	127,000	143,177
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	10,000	10,150
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	10,000	10,255
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	100,435	104,201
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	200,000	196,837
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	200,000	197,143

		$1,642,560
Emerging Market Sovereign - 0.7%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$27,000	$29,160
Republic of Hungary, 5.375%, 2/21/23	20,000	22,550
Republic of Philippines, 6.375%, 10/23/34	126,000	174,195
Republic of Romania, 4.375%, 8/22/23 (n)	14,000	15,142
Republic of Romania, 4.875%, 1/22/24 (n)	16,000	17,920
Republic of Slovakia, 4.375%, 5/21/22 (n)	200,000	223,750
Russian Federation, 4.875%, 9/16/23	200,000	179,200

		$661,917
Energy - Independent - 3.5%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$45,000	$36,225
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	80,000	65,000
Anadarko Petroleum Corp., 3.45%, 7/15/24	500,000	506,976
Antero Resources Finance Corp., 6%, 12/01/20	60,000	61,350
Antero Resources Finance Corp., 5.375%, 11/01/21	70,000	70,525
Baytex Energy Corp., 5.125%, 6/01/21 (n)	45,000	42,863
Baytex Energy Corp., 5.625%, 6/01/24 (n)	105,000	99,041
BreitBurn Energy Partners LP, 8.625%, 10/15/20	45,000	36,900
BreitBurn Energy Partners LP, 7.875%, 4/15/22	5,000	3,950
Chaparral Energy, Inc., 7.625%, 11/15/22	170,000	125,800
Concho Resources, Inc., 6.5%, 1/15/22	80,000	85,000
Concho Resources, Inc., 5.5%, 4/01/23	105,000	108,675
EP Energy LLC, 6.875%, 5/01/19	40,000	41,000
EP Energy LLC, 9.375%, 5/01/20	105,000	112,088
EP Energy LLC, 7.75%, 9/01/22	165,000	170,775
EQT Corp., 4.875%, 11/15/21	198,000	207,609
Halcon Resources Corp., 8.875%, 5/15/21	115,000	87,400
Harvest Operations Corp., 6.875%, 10/01/17	32,000	29,760
Hess Corp., 8.125%, 2/15/19	120,000	143,770
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	35,000	35,875
Hilcorp Energy I/Hilcorp Finance Co., 5%, 12/01/24 (n)	25,000	23,563
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	182,000	158,795
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	55,000	46,200
MEG Energy Corp., 6.5%, 3/15/21 (n)	95,000	91,913
MEG Energy Corp., 7%, 3/31/24 (n)	50,000	48,688
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	98,000	93,590
Oasis Petroleum, Inc., 6.875%, 3/15/22	150,000	147,000
QEP Resources, Inc., 5.25%, 5/01/23	45,000	44,044
Range Resources Corp., 5%, 8/15/22	90,000	92,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Rosetta Resources, Inc., 5.625%, 5/01/21	$115,000	$109,538
RSP Permian, Inc., 6.625%, 10/01/22 (n)	85,000	85,531
Sanchez Energy Corp., 6.125%, 1/15/23 (n)	165,000	151,388
SandRidge Energy, Inc., 8.125%, 10/15/22	60,000	43,425
SM Energy Co., 6.5%, 11/15/21	130,000	133,900
SM Energy Co., 6.125%, 11/15/22 (n)	65,000	66,625

		$3,406,807
Energy - Integrated - 1.5%
BP Capital Markets PLC, 4.5%, 10/01/20	$106,000	$117,085
BP Capital Markets PLC, 4.742%, 3/11/21	240,000	267,063
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	214,000	190,670
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	290,000	241,425
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	142,000	101,885
Petro-Canada, 6.05%, 5/15/18	500,000	562,188

		$1,480,316
Entertainment - 0.7%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$120,000	$132,750
Cedar Fair LP, 5.25%, 3/15/21	115,000	118,013
Cedar Fair LP, 5.375%, 6/01/24 (n)	45,000	45,900
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	81,896
Cinemark USA, Inc., 4.875%, 6/01/23	70,000	69,650
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	95,000	97,613
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	115,000	117,726

		$663,548
Financial Institutions - 3.8%
Aircastle Ltd., 4.625%, 12/15/18	$95,000	$98,800
Aircastle Ltd., 5.125%, 3/15/21	50,000	53,000
Aircastle Ltd., 5.5%, 2/15/22	15,000	16,088
Aviation Capital Group, 4.625%, 1/31/18 (n)	70,000	73,161
Aviation Capital Group, 6.75%, 4/06/21 (n)	60,000	68,318
CIT Group, Inc., 5.25%, 3/15/18	110,000	116,160
CIT Group, Inc., 6.625%, 4/01/18 (n)	232,000	253,170
CIT Group, Inc., 5.5%, 2/15/19 (n)	140,000	149,618
CIT Group, Inc., 3.875%, 2/19/19	610,000	615,338
CIT Group, Inc., 5%, 8/15/22	105,000	111,629
General Electric Capital Corp., 6%, 8/07/19	130,000	152,518
General Electric Capital Corp., 5.5%, 1/08/20	250,000	289,329
General Electric Capital Corp., 3.1%, 1/09/23	265,000	274,408
Icahn Enterprises LP, 6%, 8/01/20	120,000	128,400
Icahn Enterprises LP, 5.875%, 2/01/22	135,000	141,581
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	280,000	287,687
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	201,207
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	70,000	69,734
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	160,000	160,800
SLM Corp., 4.875%, 6/17/19	27,000	28,215
SLM Corp., 8%, 3/25/20	225,000	261,844
SLM Corp., 7.25%, 1/25/22	85,000	93,925
SLM Corp., 6.125%, 3/25/24	55,000	55,275

		$3,700,205
Food & Beverages - 2.6%
B&G Foods, Inc., 4.625%, 6/01/21	$95,000	$95,000
Constellation Brands, Inc., 4.25%, 5/01/23	105,000	108,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Darling Ingredients, Inc., 5.375%, 1/15/22	$115,000	$116,150
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	430,000	425,258
Kraft Foods Group, Inc., 6.125%, 8/23/18	130,000	147,734
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	85,000	94,153
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	156,000	181,608
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	414,000	432,553
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	150,000	158,063
Tyson Foods, Inc., 4.5%, 6/15/22	202,000	221,994
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	141,000	142,940
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	424,000	437,062

		$2,561,453
Food & Drug Stores - 0.4%
CVS Health Corp., 3.25%, 5/18/15	$180,000	$181,082
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	240,000	247,128

		$428,210
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)	$90,000	$61,763
Rayonier AM Products, Inc., 5.5%, 6/01/24 (z)	25,000	21,438
Tembec Industries, Inc., 9%, 12/15/19 (n)	75,000	75,938

		$159,139
Gaming & Lodging - 1.4%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$105,000	$114,188
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	50,000	37,000
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	115,000	122,763
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	145,000	153,881
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	40,000	42,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	100,000	103,750
MGM Resorts International, 6.625%, 12/15/21	100,000	108,500
MGM Resorts International, 6%, 3/15/23	80,000	83,200
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	135,000	138,038
Wyndham Worldwide Corp., 5.625%, 3/01/21	430,000	482,962

		$1,387,082
Industrial - 1.0%
Anixter, Inc., 5.125%, 10/01/21	$120,000	$123,450
Dematic S.A., 7.75%, 12/15/20 (n)	165,000	172,838
Howard Hughes Corp., 6.875%, 10/01/21 (n)	140,000	147,175
Johns Hopkins University, 5.25%, 7/01/19	59,000	66,514
Princeton University, 4.95%, 3/01/19	310,000	349,238
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	94,725

		$953,940
Insurance - 1.9%
American International Group, Inc., 5.85%, 1/16/18	$200,000	$224,202
American International Group, Inc., 3.375%, 8/15/20	250,000	264,608
MetLife, Inc., 1.756%, 12/15/17	82,000	82,888
Principal Financial Group, Inc., 8.875%, 5/15/19	250,000	314,369
Unum Group, 7.125%, 9/30/16	445,000	483,937
Unum Group, 4%, 3/15/24	430,000	448,003

		$1,818,007
Insurance - Property & Casualty - 1.7%
Aon Corp., 3.5%, 9/30/15	$350,000	$355,635
CNA Financial Corp., 5.875%, 8/15/20	390,000	448,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		$299,000	$330,179
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		500,000	531,875

			$1,666,186
International Market Quasi-Sovereign - 1.5%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$450,000	$525,317
Eksportfinans A.S.A., 5.5%, 5/25/16		295,000	307,169
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		236,000	253,405
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		354,000	380,685

			$1,466,576
International Market Sovereign - 14.9%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	448,000	$660,864
Commonwealth of Australia, 5.75%, 5/15/21	AUD	697,000	659,859
Federal Republic of Germany, 3.25%, 7/04/21	EUR	82,000	110,834
Federal Republic of Germany, 6.25%, 1/04/30	EUR	200,000	403,619
Federal Republic of Germany, 2.5%, 7/04/44	EUR	122,000	190,361
Government of Canada, 4.25%, 6/01/18	CAD	111,000	99,512
Government of Canada, 3.25%, 6/01/21	CAD	217,000	199,181
Government of Canada, 5.75%, 6/01/33	CAD	64,000	82,857
Government of Canada, 4%, 6/01/41	CAD	36,000	41,072
Government of Japan, 1.1%, 6/20/20	JPY	62,600,000	551,510
Government of Japan, 0.8%, 6/20/23	JPY	29,000,000	253,772
Government of Japan, 2.1%, 9/20/24	JPY	63,500,000	619,426
Government of Japan, 2.2%, 9/20/27	JPY	56,350,000	565,258
Government of Japan, 1.5%, 3/20/34	JPY	19,800,000	176,765
Government of Japan, 2.4%, 3/20/37	JPY	53,000,000	539,856
Government of Japan, 1.8%, 3/20/43	JPY	18,000,000	164,345
Government of New Zealand, 5%, 3/15/19	NZD	418,000	337,523
Government of New Zealand, 5.5%, 4/15/23	NZD	96,000	83,861
Government of Norway, 3.75%, 5/25/21	NOK	757,000	114,458
Government of Norway, 3%, 3/14/24	NOK	772,000	114,228
Kingdom of Belgium, 4.25%, 9/28/21	EUR	170,000	241,931
Kingdom of Belgium, 2.6%, 6/22/24	EUR	332,000	444,191
Kingdom of Denmark, 3%, 11/15/21	DKK	901,000	161,651
Kingdom of Denmark, 1.5%, 11/15/23	DKK	490,000	81,878
Kingdom of Denmark, 4.5%, 11/15/39	DKK	170,000	45,797
Kingdom of Spain, 5.4%, 1/31/23	EUR	451,000	670,109
Kingdom of Spain, 5.5%, 7/30/17	EUR	127,000	160,062
Kingdom of Spain, 4.6%, 7/30/19	EUR	490,000	646,322
Kingdom of Sweden, 5%, 12/01/20	SEK	800,000	122,232
Kingdom of Sweden, 3.5%, 6/01/22	SEK	550,000	80,384
Kingdom of Sweden, 1.5%, 11/13/23	SEK	1,010,000	130,318
Kingdom of the Netherlands, 2%, 7/15/24	EUR	148,000	190,504
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	128,000	230,122
Obrigacoes do Tesouro Portugal, 4.95%, 10/25/23	EUR	114,000	161,911
Republic of Austria, 1.75%, 10/20/23	EUR	258,000	324,873
Republic of France, 6%, 10/25/25	EUR	278,000	483,642
Republic of France, 4.75%, 4/25/35	EUR	346,000	636,567
Republic of Iceland, 4.875%, 6/16/16 (n)		$166,000	173,350
Republic of Ireland, 4.5%, 4/18/20	EUR	32,000	43,431
Republic of Ireland, 5.4%, 3/13/25	EUR	40,000	64,093
Republic of Italy, 5.25%, 8/01/17	EUR	744,000	932,725
Republic of Italy, 3.75%, 3/01/21	EUR	910,000	1,194,345
United Kingdom Treasury, 8%, 6/07/21	GBP	76,000	163,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 2.25%, 9/07/23	GBP	177,000	$285,031
United Kingdom Treasury, 4.25%, 12/07/27	GBP	209,000	405,204
United Kingdom Treasury, 4.25%, 3/07/36	GBP	168,000	339,829
United Kingdom Treasury, 3.25%, 1/22/44	GBP	132,000	235,704

			$14,618,870
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$205,000	$211,109
Baidu, Inc., 3.5%, 11/28/22		200,000	201,999

			$413,108
Machinery & Tools - 0.5%
H&E Equipment Services Co., 7%, 9/01/22		$130,000	$133,575
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		140,000	121,100
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		95,000	68,400
RSC Equipment Rental, Inc., 8.25%, 2/01/21		105,000	113,925
United Rentals North America, Inc., 7.625%, 4/15/22		80,000	88,865

			$525,865
Major Banks - 8.8%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$400,000	$421,252
Bank of America Corp., 6.5%, 8/01/16		430,000	461,075
Bank of America Corp., 3.3%, 1/11/23		501,000	508,564
Bank of America Corp., 4.125%, 1/22/24		428,000	454,587
Bank of America Corp., FRN, 5.2%, 12/31/49		160,000	154,400
Barclays Bank PLC, 5.125%, 1/08/20		340,000	385,040
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		320,000	359,160
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		360,000	407,849
Goldman Sachs Group, Inc., 5.75%, 1/24/22		409,000	478,193
Goldman Sachs Group, Inc., FRN, 1.357%, 11/15/18		180,000	181,817
Goldman Sachs Group, Inc., FRN, 1.277%, 10/23/19		100,000	101,081
ING Bank N.V., 3.75%, 3/07/17 (n)		407,000	426,054
ING Bank N.V., 5.8%, 9/25/23 (n)		422,000	484,433
JPMorgan Chase & Co., 2%, 8/15/17		150,000	152,072
JPMorgan Chase & Co., 2.2%, 10/22/19		320,000	319,720
JPMorgan Chase & Co., 4.625%, 5/10/21		360,000	400,077
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		150,000	152,906
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		40,000	44,513
Morgan Stanley, 7.3%, 5/13/19		110,000	131,392
Morgan Stanley, 5.625%, 9/23/19		180,000	204,354
Morgan Stanley, 3.7%, 10/23/24		516,000	532,615
Morgan Stanley, FRN, 1.511%, 2/25/16		270,000	272,299
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		150,000	187,500
Royal Bank of Scotland PLC, 2.55%, 9/18/15		94,000	94,839
Royal Bank of Scotland PLC, 6%, 12/19/23		509,000	569,710
Standard Chartered PLC, 3.85%, 4/27/15 (n)		290,000	291,366
Westpac Banking Corp., 2%, 8/14/17		450,000	457,788

			$8,634,656
Medical & Health Technology & Services - 2.6%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		$20,000	$20,850
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		205,000	219,222
Davita, Inc., 6.625%, 11/01/20		120,000	126,600
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		75,000	81,938
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		85,000	95,413
HCA, Inc., 4.25%, 10/15/19		105,000	108,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 7.5%, 2/15/22	$170,000	$200,600
HCA, Inc., 5.875%, 3/15/22	125,000	140,500
HCA, Inc., 5%, 3/15/24	80,000	86,400
HealthSouth Corp., 8.125%, 2/15/20	170,000	177,225
Kindred Escrow Corp. II, 8%, 1/15/20 (n)	65,000	70,525
Laboratory Corp. of America Holdings Co., 2.625%, 2/01/20	190,000	190,741
LifePoint Hospitals, Inc., 5.5%, 12/01/21	165,000	175,313
McKesson Corp., 3.25%, 3/01/16	340,000	347,868
Tenet Healthcare Corp., 8%, 8/01/20	160,000	169,600
Tenet Healthcare Corp., 4.5%, 4/01/21	135,000	135,675
Tenet Healthcare Corp., 8.125%, 4/01/22	80,000	90,600
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	89,513

		$2,527,258
Medical Equipment - 0.3%
Biomet, Inc., 6.5%, 8/01/20	$62,000	$66,185
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	52,000	55,510
Teleflex, Inc., 6.875%, 6/01/19	85,000	88,613
Teleflex, Inc., 5.25%, 6/15/24 (n)	70,000	70,875

		$281,183
Metals & Mining - 3.2%
ArcelorMittal S.A., 7%, 2/25/22	$30,000	$33,831
ArcelorMittal S.A., 7.5%, 3/01/41	55,000	57,888
Arch Coal, Inc., 8%, 1/15/19 (n)	55,000	28,188
Arch Coal, Inc., 7.25%, 10/01/20	40,000	13,900
Barrick Gold Corp., 4.1%, 5/01/23	416,000	414,079
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	109,000	115,281
Century Aluminum Co., 7.5%, 6/01/21 (n)	105,000	111,300
Commercial Metals Co., 4.875%, 5/15/23	80,000	76,400
Consol Energy, Inc., 6.375%, 3/01/21	40,000	40,200
Consol Energy, Inc., 5.875%, 4/15/22	105,000	100,800
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	105,000	99,488
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	186,000
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	150,000	147,163
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	250,000	240,005
Glencore Funding LLC, FRN, 1.42%, 5/27/16 (n)	470,000	471,721
GrafTech International Co., 6.375%, 11/15/20	115,000	93,150
Hudbay Minerals, Inc., 9.5%, 10/01/20	70,000	71,750
Kinross Gold Corp., 5.95%, 3/15/24	295,000	295,162
Lundin Mining Corp., 7.5%, 11/01/20 (n)	60,000	61,650
Lundin Mining Corp., 7.875%, 11/01/22 (n)	70,000	72,450
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	55,000	56,375
Steel Dynamics, Inc., 5.25%, 4/15/23	60,000	61,800
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	55,000	57,063
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	35,000	36,400
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	65,000	67,600
Suncoke Energy, Inc., 7.625%, 8/01/19	37,000	38,426
TMS International Corp., 7.625%, 10/15/21 (n)	80,000	80,600
Walter Energy, Inc., 9.5%, 10/15/19 (n)	55,000	36,575
Walter Energy, Inc., 8.5%, 4/15/21	65,000	8,288

		$3,173,533
Midstream - 4.5%
AmeriGas Finance LLC, 6.75%, 5/20/20	$165,000	$176,138
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	70,000	72,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Colorado Interstate Gas Co., 6.8%, 11/15/15	$32,000	$33,274
Crestwood Midstream Partners LP, 6%, 12/15/20	85,000	85,213
Crestwood Midstream Partners LP, 6.125%, 3/01/22	65,000	65,325
DCP Midstream LLC, 3.875%, 3/15/23	254,000	230,235
El Paso Corp., 7.75%, 1/15/32	250,000	311,979
Energy Transfer Equity LP, 7.5%, 10/15/20	125,000	143,125
Enterprise Products Partners LP, 6.3%, 9/15/17	400,000	447,940
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	55,000	55,138
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	115,000	116,150
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	170,000	170,427
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	360,000	413,257
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	65,000	67,925
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	126,000	126,756
ONEOK Partners LP, 3.2%, 9/15/18	160,000	162,364
Plains All American Pipeline LP, 3.6%, 11/01/24	247,000	253,514
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	204,500
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	102,250
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	64,000	64,320
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	40,000	42,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	75,000	72,750
Sunoco Logistics Partners LP, 4.25%, 4/01/24	172,000	180,037
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	35,000	36,400
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	70,000	71,225
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	30,000	30,600
TransCanada PipeLines Ltd., 1.875%, 1/12/18	163,000	164,187
Williams Cos., Inc., 3.7%, 1/15/23	116,000	108,430
Williams Cos., Inc., 4.55%, 6/24/24	400,000	391,902

		$4,399,561
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$390,000	$393,487

Mortgage-Backed - 0.6%
Fannie Mae, 6.5%, 11/01/36 (f)	$114,793	$131,519
Fannie Mae, 6%, 2/01/37 (f)	75,143	85,402
Freddie Mac, 4.224%, 3/25/20	275,759	304,210
Ginnie Mae, 9%, 5/15/16 - 12/15/16	7,958	8,097
Ginnie Mae, 6.357%, 4/20/58	91,355	95,275

		$624,503
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 6/15/21	$110,000	$120,725
Centurylink, Inc., 6.75%, 12/01/23	30,000	33,881
Centurylink, Inc., 7.65%, 3/15/42	377,000	384,540
Citizens Communications Co., 9%, 8/15/31	120,000	129,600
Frontier Communications Corp., 8.125%, 10/01/18	50,000	56,875
Telecom Italia Capital, 6%, 9/30/34	40,000	41,400
Verizon Communications, Inc., 5.15%, 9/15/23	450,000	516,075
Windstream Corp., 7.75%, 10/15/20	85,000	87,950

		$1,371,046
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$135,000	$132,300
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	105,000	83,541
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	90,000	83,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - continued
Transocean, Inc., 2.5%, 10/15/17	$139,000	$127,185
Transocean, Inc., 6%, 3/15/18	400,000	387,000

		$813,726
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$75,000	$76,688
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	115,000	114,713
Marathon Petroleum Corp., 3.625%, 9/15/24	225,000	229,424

		$420,825
Other Banks & Diversified Financials - 5.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$135,000	$140,407
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	28,000	27,580
Bancolombia S.A., 5.95%, 6/03/21	102,000	112,455
Bancolombia S.A., 5.125%, 9/11/22	10,000	10,150
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	10,000	10,717
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)	10,000	10,185
Citigroup, Inc., 8.5%, 5/22/19	373,000	464,222
Citigroup, Inc., 3.75%, 6/16/24	263,000	273,312
Danske Bank A.S., 3.75%, 4/01/15 (n)	510,000	511,232
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	243,000	328,203
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	200,000	202,978
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	248,000	261,224
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	590,000	607,447
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	205,000	239,031
Macquarie Bank Ltd., 5%, 2/22/17 (n)	167,000	178,400
Macquarie Group Ltd., 6%, 1/14/20 (n)	230,000	260,988
Rabobank Nederland N.V., 3.375%, 1/19/17	242,000	252,102
Swedbank AB, 2.125%, 9/29/17 (n)	269,000	272,482
Synchrony Financial, 1.875%, 8/15/17	170,000	170,251
Union Bank, 3%, 6/06/16	690,000	706,746

		$5,040,112
Pharmaceuticals - 1.7%
Celgene Corp., 2.45%, 10/15/15	$130,000	$131,407
Celgene Corp., 3.95%, 10/15/20	300,000	322,977
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	155,000	166,431
Hospira, Inc., 6.05%, 3/30/17	130,000	142,447
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	110,000	116,325
Perrigo Finance PLC, 3.5%, 12/15/21	413,000	427,296
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	178,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,438
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	25,000	25,250
Vantage Point Imaging, 7.5%, 7/15/21 (n)	50,000	54,250

		$1,623,321
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$320,000	$364,562

Precious Metals & Minerals - 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$120,000	$117,600
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	145,000	142,662
Teck Resources Ltd., 3.75%, 2/01/23	274,000	253,678

		$513,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 6/15/18 (z)	$9,917	$10,450
Gannett Co., Inc., 5.125%, 7/15/20	45,000	46,913
Gannett Co., Inc., 4.875%, 9/15/21 (n)	30,000	30,713
Gannett Co., Inc., 6.375%, 10/15/23	95,000	103,075
Lamar Media Corp., 5%, 5/01/23	90,000	92,025
Nielsen Finance LLC, 5%, 4/15/22 (n)	130,000	132,925

		$416,101
Railroad & Shipping - 0.7%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$250,000	$298,681
CSX Corp., 4.1%, 3/15/44	285,000	293,358
Watco Cos. LLC, 6.375%, 4/01/23 (n)	115,000	115,575

		$707,614
Real Estate - Apartment - 0.5%
ERP Operating, REIT, 5.125%, 3/15/16	$450,000	$469,591

Real Estate - Healthcare - 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21	$135,000	$144,450
HCP, Inc., REIT, 5.375%, 2/01/21	283,000	317,357
Health Care REIT, Inc., 2.25%, 3/15/18	119,000	119,966
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	80,000	86,300
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	60,000	65,100

		$733,173
Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$193,000	$205,186
Vornado Realty LP, REIT, 2.5%, 6/30/19	251,000	252,360

		$457,546
Real Estate - Other - 0.7%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$80,000	$81,600
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	315,000	329,175
EPR Properties, REIT, 7.75%, 7/15/20	85,000	102,385
Felcor Lodging LP, REIT, 5.625%, 3/01/23	140,000	144,718

		$657,878
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$82,000	$97,339
Simon Property Group LP, REIT, 3.375%, 10/01/24	215,000	221,310

		$318,649
Retailers - 2.2%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$576,000	$624,993
Best Buy Co., Inc., 5.5%, 3/15/21	145,000	151,308
Bon Ton Stores, Inc., 8%, 6/15/21	80,000	64,600
Dollar General Corp., 3.25%, 4/15/23	243,000	234,616
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (z)	20,000	18,650
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	105,000	110,513
Gap, Inc., 5.95%, 4/12/21	379,000	433,332
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	85,000	79,688
Kohl’s Corp., 3.25%, 2/01/23	153,000	150,461
Limited Brands, Inc., 7%, 5/01/20	65,000	74,913
Limited Brands, Inc., 6.95%, 3/01/33	40,000	43,300
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	55,000	57,819

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Rite Aid Corp., 9.25%, 3/15/20	$80,000	$88,600
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	55,000	58,713

		$2,191,506
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$140,000	$138,950

Specialty Stores - 0.3%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$70,000	$72,450
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	145,000	145,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	75,000	77,250

		$294,700
Supermarkets - 0.5%
Kroger Co., 3.85%, 8/01/23	$418,000	$443,493

Supranational - 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$420,000	$456,496

Telecommunications - Wireless - 3.1%
American Tower Corp., REIT, 4.7%, 3/15/22	$328,000	$350,406
Crown Castle International Corp., 4.875%, 4/15/22	35,000	36,663
Crown Castle International Corp., 5.25%, 1/15/23	90,000	94,950
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	363,000	417,349
Numericable Group S.A., 6%, 5/15/22 (n)	200,000	203,500
Rogers Communications, Inc., 6.8%, 8/15/18	200,000	232,238
SBA Tower Trust, 2.898%, 10/15/19 (n)	377,000	379,345
Sprint Capital Corp., 6.875%, 11/15/28	125,000	117,500
Sprint Corp., 7.875%, 9/15/23	150,000	154,875
Sprint Corp., 7.125%, 6/15/24	110,000	109,450
Sprint Nextel Corp., 9%, 11/15/18 (n)	55,000	63,938
Sprint Nextel Corp., 6%, 11/15/22	110,000	106,563
T-Mobile USA, Inc., 6.125%, 1/15/22	15,000	15,788
T-Mobile USA, Inc., 6.5%, 1/15/24	45,000	47,588
T-Mobile USA, Inc., 6.464%, 4/28/19	50,000	51,875
T-Mobile USA, Inc., 6.25%, 4/01/21	185,000	193,556
T-Mobile USA, Inc., 6.633%, 4/28/21	60,000	63,825
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	202,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	208,500

		$3,049,909
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$40,000	$41,780
Frontier Communications Corp., 6.25%, 9/15/21	35,000	35,963
Level 3 Financing, Inc., 8.625%, 7/15/20	40,000	43,600
Qwest Corp., 6.5%, 6/01/17	180,000	196,093

		$317,436
Tobacco - 1.1%
Altria Group, Inc., 9.25%, 8/06/19	$91,000	$117,048
Altria Group, Inc., 4%, 1/31/24	159,000	170,292
Lorillard Tobacco Co., 8.125%, 6/23/19	194,000	236,694
Lorillard Tobacco Co., 6.875%, 5/01/20	170,000	202,153
Reynolds American, Inc., 6.75%, 6/15/17	300,000	333,463

		$1,059,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.8%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$340,000	$381,685
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	30,000	28,950
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	67,000	67,000
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	95,000	89,063
Stena AB, 7%, 2/01/24 (n)	200,000	198,500
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	27,000	26,460

		$791,658
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$20,000	$20,500

Utilities - Electric Power - 2.5%
AES Corp., 7.375%, 7/01/21	$100,000	$111,750
Calpine Corp., 5.375%, 1/15/23	55,000	55,825
Calpine Corp., 5.5%, 2/01/24	25,000	25,281
CMS Energy Corp., 5.05%, 3/15/22	196,000	220,842
Covanta Holding Corp., 7.25%, 12/01/20	125,000	133,750
Covanta Holding Corp., 6.375%, 10/01/22	40,000	43,100
Covanta Holding Corp., 5.875%, 3/01/24	25,000	26,000
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	14,000	14,705
Enel Finance International S.A., 6.25%, 9/15/17 (n)	260,000	289,532
Exelon Generation Co. LLC, 5.2%, 10/01/19	150,000	165,881
Exelon Generation Co. LLC, 4.25%, 6/15/22	137,000	143,622
NRG Energy, Inc., 8.25%, 9/01/20	235,000	250,569
NRG Energy, Inc., 6.25%, 7/15/22	45,000	46,913
NRG Energy, Inc., 6.625%, 3/15/23	110,000	115,500
Oncor Electric Delivery Co., 4.1%, 6/01/22	302,000	329,181
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	430,000	442,864

		$2,415,315
Total Bonds		$105,874,460

Floating Rate Loans (g)(r) - 1.6%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$78,312	$77,920

Building - 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$109,959	$109,079
HD Supply, Inc., Term Loan B, 4%, 6/28/18	60,275	60,124

		$169,203
Business Services - 0.0%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21	$31,590	$31,649

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$58,953	$58,925

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$89,766	$88,812
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	69,799	67,050

		$155,862
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$72,604	$72,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$51,173	$51,109

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21 (o)	$112,872	$112,961

Energy - Independent - 0.0%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$48,575	$46,704

Entertainment - 0.0%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$41,981	$42,046

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20	$18,873	$18,889

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$97,062	$96,895

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$18,962	$19,004
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	92,424	92,572

		$111,576
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$53,621	$49,633

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$70,933	$70,423

Retailers - 0.0%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$32,164	$32,225

Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$66,936	$67,447

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/22	$94,060	$94,433

Transportation - Services - 0.1%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$117,022	$116,729

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$103,251	$101,702
Total Floating Rate Loans		$1,578,881

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$12,413

Special Products & Services - 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	$183,800
Total Common Stocks		$196,213

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,660,199	$3,660,199
Total Investments		$111,309,753

Other Assets, Less Liabilities - (13.8)%		(13,464,771)
Net Assets - 100.0%		$97,844,982

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,464,474, representing 30.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$10,006	$10,450
Bombardier, Inc., 7.5%, 3/15/25	2/27/15	75,000	75,000
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21	12/08/14	18,928	18,650
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19	2/26/15	229,986	229,986
LGE Holdco VI B.V., 7.125%, 5/15/24	7/21/11-3/15/12	145,200	128,551
Rayonier AM Products, Inc., 5.5%, 6/01/24	12/22/14	20,651	21,438
Total Restricted Securities			$484,075
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/15

Forward Foreign Currency Exchange Contracts at 2/28/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	143,230	4/10/15	$116,883	$111,676	$5,207
SELL	AUD	Westpac Banking Corp.	359,319	4/10/15	289,773	280,164	9,609
SELL	CAD	Credit Suisse Group	379,608	4/10/15	321,628	303,492	18,136
SELL	DKK	Goldman Sachs International	1,898,159	4/10/15	297,092	285,040	12,052
SELL	EUR	Deutsche Bank AG	226,713	4/10/15	256,001	253,813	2,188
SELL	EUR	Goldman Sachs International	4,418,166	4/10/15	5,027,312	4,946,285	81,027
SELL	EUR	Merrill Lynch International Bank	1,634,513	4/10/15	1,953,063	1,829,892	123,171
SELL	JPY	Citibank N.A.	27,440,939	4/10/15	233,443	229,513	3,930
SELL	JPY	Goldman Sachs International	107,134,379	4/10/15	910,897	896,061	14,836
SELL	NOK	Goldman Sachs International	362,852	4/10/15	47,458	47,285	173
SELL	NZD	Goldman Sachs International	229,791	4/10/15	178,217	173,182	5,035
SELL	NZD	Westpac Banking Corp.	184,233	4/10/15	142,308	138,847	3,461
SELL	SEK	Credit Suisse Group	336,593	4/10/15	41,901	40,388	1,513
SELL	SEK	Deutsche Bank AG	571,124	4/10/15	70,601	68,530	2,071
SELL	SEK	Goldman Sachs International	1,342,272	4/10/15	169,462	161,062	8,400
SELL	SEK	Morgan Stanley Capital Services	483,601	4/10/15	58,491	58,028	463

							$291,272

Liability Derivatives
SELL	AUD	Goldman Sachs International	325,541	4/10/15	$252,415	$253,827	$(1,412)
SELL	CAD	Deutsche Bank AG	143,024	4/10/15	112,632	114,345	(1,713)
BUY	EUR	Goldman Sachs International	852,134	4/10/15	990,222	953,992	(36,230)
SELL	GBP	Citibank N.A.	302,447	4/10/15	454,816	466,812	(11,996)
SELL	GBP	Credit Suisse Group	270,776	4/10/15	412,415	417,928	(5,513)
SELL	GBP	Goldman Sachs International	76,631	4/10/15	116,320	118,276	(1,956)
SELL	GBP	Merrill Lynch International Bank	270,776	4/10/15	412,413	417,928	(5,515)
BUY	JPY	Deutsche Bank AG	15,363,876	4/10/15	128,592	128,502	(90)
SELL	NOK	Barclays Bank PLC	549,449	4/10/15	70,950	71,602	(652)
SELL	NOK	Deutsche Bank AG	695,529	4/10/15	89,974	90,638	(664)
SELL	NOK	Goldman Sachs International	180,855	4/10/15	23,525	23,568	(43)
SELL	NZD	Goldman Sachs International	146,016	4/10/15	105,228	110,045	(4,817)

							$(70,601)

Futures Contracts at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	104	$13,290,875	June - 2015	$32,152

At February 28, 2015, the fund had liquid securities with an aggregate value of $160,619 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$196,213	$—	$—	$196,213
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,500	—	20,500
Non-U.S. Sovereign Debt	—	18,846,419	—	18,846,419
Municipal Bonds	—	393,487	—	393,487
U.S. Corporate Bonds	—	61,631,294	—	61,631,294
Residential Mortgage-Backed Securities	—	753,567	—	753,567
Commercial Mortgage-Backed Securities	—	1,473,236	—	1,473,236
Asset-Backed Securities (including CDOs)	—	989,915	—	989,915
Foreign Bonds	—	21,766,042	—	21,766,042
Floating Rate Loans	—	1,578,881	—	1,578,881
Mutual Funds	3,660,199	—	—	3,660,199
Total Investments	$3,856,412	$107,453,341	$—	$111,309,753

Other Financial Instruments
Futures Contracts	$32,152	$—	$—	$32,152
Forward Foreign Currency Exchange Contracts	—	220,671	—	220,671

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$109,732,777
Gross unrealized appreciation	4,011,467
Gross unrealized depreciation	(2,434,491)
Net unrealized appreciation (depreciation)	$1,576,976

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,072,540	7,581,998	(6,994,339)	3,660,199

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$876	$3,660,199

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

United States	57.8%
United Kingdom	5.7%
Italy	4.8%
Canada	4.6%
Netherlands	3.6%
Japan	3.0%
France	2.7%
Australia	2.0%
Germany	1.7%
Other Countries	14.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.